Commitments and Contingencies	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies.
Commitments and Contingencies

19.Commitments and Contingencies

The Group has commitments under operating contracts. The future payments for the operating contracts are €82,694 thousand (December 31, 2023: €82,690 thousand) within one year, €94,275 thousand (December 31, 2023: €100,805 thousand) between one and five years and €5,624 thousand (December 31, 2023: €194 thousand) thereafter.

Further, the Group has commitments of €14,995 thousand (December 31, 2023: €5,376 thousand) to acquire items of property, plant & equipment.

The Group has commitments of €2,589 thousand to pay a performance security deposit to a supplier.

The Group is required to issue, subject to the execution of definitive agreements, Azul Additional Warrants, which are expected to vest in three tranches upon achieving certain performance and market conditions.

On April 18, 2022, a putative class action was filed against Lilium N.V., Daniel Wiegand, Geoffrey Richardson and Barry Engle for purported violations of United States securities laws (the “Lawsuit”). The Lawsuit was filed in the U.S. District Court for the Central District of California, but was later transferred to the U.S. District Court for the Southern District of Florida. The Lawsuit is presently captioned as: Maniraj Ashirwad Gnanaraj v. Lilium N.V. et al., 23-CV-80232-Rosenberg/Reinhart. The complaint, as amended, alleged that the Defendants made public statements regarding Lilium’s battery technology, jet specifications, and timeline to certification and commercialization that were false or misleading and/or omitted material information. On August 23, 2024 the Court entered an order dismissing all claims with prejudice. Plaintiff has until October 30, 2024, to file a notice of appeal. Given that the lawsuit has been dismissed and the Company cannot predict whether the plaintiffs will file an appeal, the Company cannot determine the likelihood of loss or estimate a range of possible loss.

The Group has entered into contracts with third-party partners that entitle the contractual party to a percentage of gross fundraising proceeds raised from certain transactions until December 2024. These arrangements also include minimum fees, of which €3,705 thousand remains committed as of June 30, 2024 (December 31, 2023: €181 thousand).